Consolidated balance sheets (Parenthetical) - € / shares	Sep. 30, 2020	Dec. 31, 2019
Consolidated balance sheets
Par value	€ 0	€ 0
Nominal value per share	€ 1.00	€ 1.00
Shares authorized	374,165,226	374,165,226
Shares issued	304,628,925	304,436,876
Shares outstanding	292,833,823	298,329,247